Offerings	Oct. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.0001 par value per share
Amount Registered | shares	59,136,934
Proposed Maximum Offering Price per Unit	18.09
Maximum Aggregate Offering Price	$ 1,069,787,136.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 147,737.61
Offering Note	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling stockholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on the Nasdaq Capital Market on October 22, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.0001 par value per share, underlying warrants
Amount Registered | shares	5,425,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 62,387,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,615.72
Offering Note	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling stockholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Pursuant to Rule 457(g) of the Securities Act, no separate fee is recorded for the warrants and the entire fee is allocated to the underlying Pubco Ordinary Shares.

Consists of up to 5,425,000 ordinary shares issuable upon the exercise of warrants offered and for resale by the selling stockholders named in the prospectus at an exercise price of $11.50 per ordinary share.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.0001 par value per share, underlying warrants
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 132,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,263.73
Offering Note	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling stockholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Pursuant to Rule 457(g) of the Securities Act, no separate fee is recorded for the warrants and the entire fee is allocated to the underlying Pubco Ordinary Shares.

Consists of up to 11,500,000 ordinary shares issuable upon the exercise of warrants offered and for resale by the selling stockholders named in the prospectus at an exercise price of $11.50 per ordinary share.